Other Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
Principal components of other assets

	December 31, 2013	December 31, 2012
	(Dollars in thousands)
Loan issuance costs, net.......................................	$ 25,593	$ 18,461
Lease premiums.................................................	4,949	8,718
Other assets.......................................................	9,108	4,847

Total other assets	$ 39,650	$ 32,026